Leases (Tables)	12 Months Ended
Dec. 31, 2023
Lessee Disclosure [Abstract]
Schedule of components of lease expense
The components of the lease expense are as follows (in thousands):

	As of December 31,
	2023	2022
Finance lease expense:
Amortization of right-of-use-assets	$8,492	$13,729
Interest on lease liabilities	3,343	4,872

Total finance lease expense	$11,835	$18,601
Operating lease expense	293	220
Short-term lease expense	34,526	39,765

Total lease expense	$46,654	$58,586

	As of December 31,
	2023	2022
Other information:
Operating cash flows used for finance leases	$(3,343)	$(4,872)

Operating cash flows used for operating leases	$(318)	$(222)

Financing cash flows used for finance leases	$(14,005)	$(17,106)

	Year Ended December 31,
	2023	2022
Weighted-average remaining lease term - finance leases	1.61	1.96
Weighted-average remaining lease term - operating leases	2.32	2.25
Weighted-average discount rate - finance leases	17.9%	17.0%
Weighted-average discount rate - operating leases	16.6%	15.0%

Schedule of maturities of non-cancellable operating lease liabilities
Maturities of the lease liability under the
non-cancellable
operating lease as of December 31, 2023 are as follows (in thousands):

Operating Leases
2024	$355
2025	221
2026	120
2027	30
Total undiscounted lease payments	726
Less: imputed interest	(128)

Total operating lease liability	$598
Less: operating lease liabilities, current	(279)

Operating lease liabilities, net of current portion	$319

Schedule of maturities of non-cancellable finance lease liabilities
Maturities of the lease liability under the
non-cancellable
finance leases as of December 31, 2023 are as follows (in thousands):

Finance Leases
2024	$7,910
2025	2,518
2026	675

Total undiscounted lease payments	$11,103
Less: imputed interest	(1,454)

Total finance lease liability	$9,649
Less: current installments of obligations under finance leases	(6,801)

Obligations under finance leases, excluding current installments	$2,848